Research Expenses	12 Months Ended
Jun. 30, 2025
Research Expenses [Abstract]
Research expenses	Note 12. Research expenses
	Consolidated
	30 June 2025	30 June 2024
	$	$
Product research and development expenses	628,606	276,057